UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

 (Address of principal executive offices)

(Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

With copy to:

Leslie Cruz, Esquire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant's telephone number, including area code: (410) 576-0100

Date of fiscal year end: April 30

Date of reporting period: October 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Croft Value Fund

&

Croft Income Fund

SEMI-ANNUAL REPORT

October 31, 2009

(Unaudited)

CROFT VALUE FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

CROFT INCOME FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the investment grade as a percentage of the portfolio of investments.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2009 (UNAUDITED)

Shares/Principal		Fair Value

COMMON STOCKS - 90.77%

Agricultural - 2.01%
10,417	Archer-Daniels-Midland Co.	$ 313,760
14,375	Monsanto Company	965,712
13,446	Potash Corp. of Saskatchewan, Inc.	1,247,520
		2,526,992
Banks, S&Ls and Brokers - 2.67%
26,384	Bank of New York Mellon Corp.	1,544,947
12,087	Bank of America Corp.	1,598,726
5,200	JP Morgan Chase & Co. *	217,204
		3,360,877
Building & Construction - 2.21%
99,637	Foster Wheeler Ltd. *	2,788,840

Business Services - 0.81%
38,828	Atlas America, Inc. *	1,016,517

Capital Equipment - 6.55%
60,151	Baldor Electric Co.	1,554,903
11,299	Caterpillar, Inc. *	622,123
39,892	Deere & Co.	1,817,081
13,752	Flowserve Corp.	1,350,584
47,274	Terex Corp. *	955,880
31,704	United Technologies Corp. *	1,948,211
		8,248,782
Chemicals - 1.11%
43,908	E.I. du Pont de Nemours & Co.	1,397,153

Consumer Non-Durables - 3.28%
42,044	Philip Morris International, Inc.	1,991,204
36,977	Procter & Gamble Co.	2,144,666
		4,135,870

Energy - 1.20%
49,816	BJ Services Co.	956,467
16,717	Suncor Energy, Inc. *	551,995
		1,508,462

* Non-income producing during the period.

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2009 (UNAUDITED)

Shares/Principal		Fair Value

Financial Services - 2.26%
18,475	American Express Co.	643,669
16,931	Citigroup, Inc. *	69,248
101,083	Invesco Ltd. ADR	2,137,905
		2,850,822
Forester Products - 3.82%
25,525	Potlatch Corp.	712,403
44,498	Plum Creek Timber Co., Inc.	1,392,342
74,615	Weyerhaeuser Co. *	2,711,509
		4,816,254
Gas & Gas Transmission - 1.43%
95,791	Williams Companies, Inc.	1,805,660

Healthcare - 6.12%
35,363	Aetna, Inc. *	920,499
20,116	Baxter International, Inc.	1,087,471
46,220	CVS Caremark Corp. *	1,631,566
10,578	Edwards Lifesciences Corp. *	813,871
53,044	Qiagen N.V. *	1,104,907
22,845	Stryker Corp. *	1,050,870
42,610	Unitedhealth Group, Inc. *	1,105,730
		7,714,914
Industrial Goods - 2.69%
16,547	Valmont Industries, Inc.	1,195,852
31,971	Allegheny Technologies, Inc.	986,625
64,826	ABB Ltd. ADR *	1,201,225
		3,383,702
Insurance Agents & Brokers - 0.94%
50,264	Marsh & McLennan Companies, Inc.	1,179,193

International Oil & Gas - 5.61%

11,265	Chevron Corp. *	862,223
35,543	Crescent Point Energy Trust	1,206,201
52,474	Nexen, Inc.	1,126,617
18,895	Penn West Energy Trust	310,823
81,634	Petrobank Energy & Resources Ltd.	3,563,830
		7,069,694

ADR - American Depository Receipt

* Non-income producing during the period.

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Fair Value

Life Insurance - 2.98%
55,594	MetLife, Inc.	1,891,864
41,188	Prudential Financial, Inc. *	1,862,933
		3,754,797
Media & Entertainment - 2.60%
56,672	Cablevision Systems Corp. - NY Group – Class A *	1,301,189
34,745	Liberty Media Corp. - Entertainment – Class A *	1,070,841
22,925	Time Warner Cable, Inc. *	904,162
		3,276,192
Metals & Mining - 3.58%
13,110	BHP Billiton Ltd.	859,754
34,474	Freeport McMoran Copper & Gold, Inc. *	2,529,013
81,022	Quadra Mining Ltd. *	1,126,724
		4,515,491
Multi-Industry - 5.36%
96,579	General Electric Co.	1,377,217
58,806	Honeywell International, Inc.	2,110,547
35,998	ITT Corp.	1,825,099
42,885	Tyco International, Inc. *	1,438,792
		6,751,655
Natural Gas - 3.16%
20,944	Petrohawk Energy Corp. *	492,603
50,034	Southwestern Energy Co. *	2,180,482
26,998	Ultra Petroleum Corp. *	1,310,753
		3,983,838
Oil - 0.91%
99,113	Brigham Exploration Co. *	941,573
27,335	Gulfport Energy Corp.	208,566
		1,150,139
Pharmaceuticals - 6.55%
10,212	Cephalon, Inc. *	557,371
20,853	Genzyme Corp. *	1,055,162
38,154	ICON PLC. ADR *	942,404
37,706	Johnson & Johnson *	2,226,539
10,145	Merck & Co., Inc.	313,785
57,414	Pfizer, Inc.	977,760
47,618	Pharmaceutical Product Development, Inc.	1,026,168
41,023	Schering-Plough Corp.	1,156,849
		8,256,038

ADR - American Depository Receipt

* Non-income producing during the period.

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Fair Value

Property & Casualty Insurance - 3.70%
66,023	Allstate Corp.	1,952,300
52,883	Ace Ltd. *	2,716,071
		4,668,371
Real Estate - 0.88%
107,383	CB Richard Ellis Group, Inc. - Class A *	1,111,414

Regional - Pacific Banks - 0.37%
32,648	Zions Bancorporation	462,296

Retail Stores - 2.68%
72,904	Collective Brands, Inc. *	1,352,369
103,389	Lowes Companies, Inc.	2,023,323
		3,375,692
Specialty Chemicals - 4.53%
21,719	3M Co.	1,597,867
20,556	Albemarle Corp.	649,158
48,457	FMC Corp.	2,476,153
46,553	Nalco Chemical Co.	984,596
		5,707,774
Technology - 4.86%
37,937	Altera Corp.	750,773
94,168	Applied Materials, Inc.	1,148,850
97,497	Cisco Systems, Inc. *	2,223,907
47,857	Corning, Inc.	699,191
123,725	Flextronics International Ltd.	801,738
21,986	Verisign, Inc. *	501,501
		6,125,960
Telecommunications - 2.66%
44,660	Amdocs Ltd. *	1,125,432
71,462	General Cable Corp. *	2,225,327
		3,350,759
Transportation - 1.78%
17,509	Canadian National Railway Co. *	844,634
30,073	Norfolk Southern Corp.	1,402,003
		2,246,637

ADR - American Depository Receipt

* Non-income producing during the period.

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Fair Value

Utilities - 1.46%
11,775	FirstEnergy Corp.	509,622
13,380	FPL Group, Inc.	656,958
16,575	PG&E Corp.	677,752
		1,844,332

TOTAL FOR COMMON STOCKS (Cost $114,960,774) - 90.77%		$114,385,117

U.S. Government Obligations - 0.56%
700,000	U.S. Treasury Notes, 0.875%, 3/31/2011	703,117

TOTAL FOR U.S. GOVERNMENT OBLIGATIONS (Cost $701,526) - 0.56%		$ 703,117

SHORT TERM INVESTMENTS - 10.93%
13,773,083	AIM Short-term Investment Company Prime Portfolio 0.13% * (Cost $13,773,083)	13,773,083

TOTAL FOR SHORT TERM INVESTMENTS (Cost $13,773,083) - 10.93%		$ 13,773,083

TOTAL INVESTMENTS (Cost $129,435,383) - 102.26%		$128,861,317

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.26)%		(2,849,659)

NET ASSETS - 100.00%		$126,011,658

* Variable Rate Security; the coupon rate shown represents the rate at October 31, 2009.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2009 (UNAUDITED)

Shares/Principal		Fair Value

CLOSED END MUTUAL FUNDS - 2.01%

Taxable Bond Funds - 2.01%
6,200	Alliance Bernstein Global High Income Fund *	$ 75,764
9,600	Templeton Emerging Markets Income Fund *	125,952
4,500	Western Asset Worldwide Income Fund *	53,775
		255,491
TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $227,527) - 2.01%		$ 255,491

CORPORATE BONDS - 81.72%

Accident & Health Insurance - 0.18%
22,000	Unumprovident Corp., 7.625%, 3/1/11	$ 22,715

Bituminous Coal & Lignite Surface Mining - 0.39%
50,000	Massey Energy Co., 6.625%, 11/15/10	50,000

Building Materials & Housing - 2.58%
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	118,471
200,000	Weyerhaeuser Co., 6.75%, 3/15/12	209,586
		328,057
Business Equipment - 4.76%
80,000	Goodyear Tire & Rubber Co., 7.857%, 8/15/11	81,400
182,000	Hewlett-Packard Co., 5.500%, 3/1/18	197,004
45,000	Hewlett-Packard Co., 6.125%, 3/1/14	50,623
160,000	Pitney Bowes, Inc., 4.750%, 5/15/18	161,788
105,000	United Technology Corp., 5.375%, 12/15/17	114,015
		604,830
Business Services - 1.24%
145,000	United Parcel Services, 5.50%, 1/15/18	157,530

Cable TV & Cellular Telephone - 0.89%
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	113,597

Capital Goods - 2.65%
150,000	Caterpillar, Inc., 7.00%, 12/15/13	171,801
75,000	General Dynamics Corp., 5.25%, 2/1/14	82,015
80,000	Thermo Fisher Science, Inc., 6.75%, 8/15/14	83,022
		336,838

* Closed-end security

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2009 (UNAUDITED)

Shares/Principal		Fair Value

Chemicals - 2.22%
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	81,447
150,000	Dupont EI De Nemours, 6.000% 7/15/18	168,445
30,000	IMC Global, Inc. Senior Debentures, 9.450%, 12/15/11	32,238
		282,130
Education - 0.34%
40,000	Duke University, 5.15%, 4/1/19	42,734

Electric & Gas Utilities - 1.39%
100,000	Dominion Resources, Inc., 6.250%, 6/30/12	109,276
67,000	El Paso Corp. Senior Notes, 7.000%, 5/15/11	67,526
		176,802
Electronic Instruments and Controls - 1.76%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	42,071
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	59,476
130,000	General Cable Corp., 1.00%, 10/15/12	121,875
		223,422
Energy and Energy Services - 10.66%
120,000	Anadarko Petroleum, 7.625%, 3/15/14	137,304
140,000	BP Capital Markets PLC, 5.25%, 11/7/13	154,511
100,000	Baker Hughes, Inc., 7.5%, 11/15/18	121,314
30,000	Baker Hughes, Inc., 6.5%, 11/15/13	34,092
60,000	Conocophillips Corp., 7.80%, 1/1/27	71,321
30,000	Conocophillips Corp., 4.75%, 2/1/14	32,211
100,000	Conocophillips Corp., 5.20%, 5/15/18	105,710
65,000	Global Marine, Inc., 7.000%, 6/1/28	70,384
135,000	Occidental Petroleum, 6.75%, 1/15/12	149,192
125,000	Pepco Holdings, Inc., 6.45%, 8/15/12	134,303
60,000	Petrohawk Energy Corp., 9.125%, 7/15/13	62,100
100,000	Shell International Finance BV, 4.00%, 3/21/14	105,085
105,000	Weatherford International, Inc., 5.95%, 6/15/12	112,932
60,000	Weatherford International, Inc., 6.625%, 11/15/11	64,421
		1,354,880
Environmental Service/Pollution Control - 0.42%
50,000	Waste Management, Inc. Debentures, 7.650%, 3/15/11	53,385

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Fair Value

Federal & Federally-Sponsored Credit Agencies - 4.82%
100,000	Fannie Mae, 4.50%, 12/18/17	100,094
43,000	Fannie Mae, 4.50%, 6/11/18	42,892
125,000	Federal Farm Credit Bank, 5.41%, 11/7/16	131,953
60,000	Federal Home Loan Bank, 3.20%, 12/18/12	60,188
121,000	Freddie Mac, 4.55%, 3/15/18	120,930
158,000	Freddie Mac, 5.00%, 7/23/20	157,535
		613,592
Financial Services - 7.78%
145,000	Allstate Corp., 6.20%, 5/16/14	160,139
130,000	American Express Credit Co., 5.125%, 8/25/14	136,955
160,000	Berkshire Hathaway Financial Corp., 4.625%, 10/15/13	172,094
100,000	Charles Schwab Corp., 4.95%, 6/1/14	106,552
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	58,010
55,000	General Electric Capital Corp., 3.00%, 12/9/11	57,076
55,000	Goldman Sachs Group, 3.25%, 6/15/12	57,490
55,000	JP Morgan Chase & Co., 3.125%, 12/1/11	57,244
120,000	Marsh & McLennan Co., 5.750%, 9/15/15	126,408
55,000	Wells Fargo & Co., 3.00%, 12/9/11	57,099
		989,067
Food & Drug Producers - 4.78%
100,000	Archer-Daniels Midland Co., 5.45%, 3/15/18	107,711
70,000	Bunge, Ltd., 5.35%, 4/15/14	71,824
100,000	Glaxosmithkline PLC., 4.375%, 4/15/14	105,940
160,000	Pepsico, Inc., 7.90%, 11/1/18	201,079
110,000	Pfizer, Inc., 5.35%, 3/15/15	121,453
		608,007
Gas & Gas Transmission - 2.63%
100,000	KN Energy, Inc. Senior Debentures, 7.250%, 3/1/28	75,000
150,000	Sonat, Inc., 7.625%, 7/15/2011	152,623
100,000	Southern Union Co., 6.05%, 8/15/2013	106,617
		334,240
Home Improvement Stores - 0.25%
30,000	Home Depot, Inc., 5.20%, 3/1/11	31,340

Home Lawn & Garden Equipment - 0.77%
100,000	Toro Company Debentures, 7.800%, 6/15/27	98,671

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Fair Value

Industrial Goods - 4.21%
75,000	Cummins Engine Company, Inc. Debentures, 6.750%, 2/15/27	62,384
136,000	General Electric Co., 5.25%, 12/6/17	141,487
90,000	Honeywell International, Inc., 4.25%, 3/1/13	95,266
65,000	Nalco Company., 8.875%, 11/15/13	66,950
160,000	Tyco International, Ltd., 6.75%, 2/15/11	169,910
		535,997
International Gas & Oil - 1.43%
175,000	Nexen, Inc., 5.05%. 11/20/13	182,532

Life Insurance - 2.91%
40,000	Prudential Financial, Inc., 3.625%, 9/7/12	40,651
160,000	Prudential Financial, Inc., 4.5%, 7/15/13	162,582
160,000	United Health Group, Inc., 5.25%, 3/15/2011	167,015
		370,248
Media & Entertainment - 2.69%
20,000	Liberty Media, Corp., 5.700%, 5/15/13	18,800
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	203,452
110,000	Washington Post Co., 7.25%, 2/1/19	120,531
		342,783
Metal & Mining - 5.62%
100,000	Arch Western Finance, 6.75%, 7/1/13	96,500
165,000	BHP Biliton Ltd., 5.5%, 4/1/14	181,252
75,000	Freeport McMoran, 8.375%, 4/1/17	80,625
100,000	Nucor Corp., 5.75%, 12/1/17	109,159
125,000	Peabody Energy Corp., 6.875%, 3/15/13	126,250
125,000	U.S. Steel Corp., 7.000%, 2/1/18	120,374
		714,160
Miscellaneous Consumer Goods & Services - 2.42%
90,000	Brown-Forman Corp., 5.00% 2/1/14	96,042
90,000	Proctor & Gamble Co., 4.60% 1/15/14	96,706
100,000	Tenneco Packaging, Inc. Debentures, 8.125%, 6/15/17	114,685
		307,433
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers- 2.00%
150,000	Albemarle Corp., 5.100%, 2/1/15	146,422
100,000	Potash Corp. of Saskathewan, 5.25%, 5/15/14	108,497
		254,919

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Fair Value

Printing & Publishing - 1.36%
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	172,949

Retail Stores - 1.79%
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	41,525
70,000	Auto Zone Inc., 6.95%, 6/15/16	76,612
90,000	Staples, Inc., 9.75%, 1/15/14	109,067
		227,204
Security & Protection Services - 0.92%
115,000	L-3 Communications Corp., 7.625%, 6/15/12	116,461

Semiconductors - 0.24%
30,000	Flextronics International, 9.875%, 7/1/10	29,962

Steel & Iron - 1.53%
185,000	Carpenter Technology, 7.625%, 8/15/11	193,934

Telephones & Communications - 2.84%
110,000	American Tower Corp., 7.125%, 7/1/32	111,788
186,000	Liberty Media, LLC., 8.25%, 2/1/30	167,400
75,000	AT&T Corp., 4.85%, 2/15/14	80,099
1,589	Nynex Corp Amort Debentures, 9.55%, 5/1/10	1,640
		360,927
Technology - 1.25%
145,000	Cisco Systems, Inc., 5.50%, 2/22/16	159,366

TOTAL FOR CORPORATE BONDS (Cost $9,586,673) - 81.72%		$10,390,712

SHORT TERM INVESTMENTS - 14.99%
1,906,096	AIM Short-term Investment Company Prime Portfolio 0.13% * (Cost $1,906,096)	1,906,096

TOTAL SHORT TERM INVESTMENTS (Cost $1,906,096) - 14.99%		$ 1,906,096

TOTAL INVESTMENTS (Cost $11,720,296) - 98.72%		$12,552,299

OTHER ASSETS LESS LIABILITIES - 1.28%		163,141

NET ASSETS - 100.00%		$12,715,440

* Variable rate security; the coupon rate shown represents the yield at October 31, 2009.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2009 (UNAUDITED)

Assets:	Value Fund	Income Fund
Investments in Securities, at Fair Value
(Cost $129,435,383 and $11,720,296, respectively)	$128,861,317	$ 12,552,299

Cash	90,828	329
Receivables:
Dividends and Interest	83,025	168,237
Securities Sold	1,230,700	-
Due from Advisor	-	11,852
Prepaid Expenses	17,396	15,404
Total Assets	130,283,266	12,748,121
Liabilities:
Payables:
Accrued Management Fees	106,575	-
Dividends Payable	-	16,931
Other Accrued Expenses	44,506	15,750
Securities Purchased	4,120,527	-
Total Liabilities	4,271,608	32,681
Net Assets	$126,011,658	$ 12,715,440

Net Assets Consist of:
Paid In Capital	$137,578,140	$ 12,833,397
Accumulated Undistributed Net Investment Income	88,599	33,223
Accumulated Realized Loss on Investments	(11,081,015)	(983,183)
Unrealized Appreciation/(Depreciation) in Value of Investments	(574,066)	832,003
Net Assets (30,000,000 shares authorized, $0.001 par value
for the Croft Funds Corporation, which includes the
Value Fund and the Income Fund), for 6,760,230 and 1,311,053 Shares Outstanding.	$126,011,658	$ 12,715,440

Net Asset Value and Offering Price Per Share	$ 18.64	$ 9.70

Short-term Redemption Price Per Share ($18.64 x 0.98 and $9.70 x 0.98) *	$ 18.27	$ 9.51

* The Funds will deduct a 2% redemption fee for redemption proceeds.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS

STATEMENT OF OPERATIONS

For the six months ended October 31, 2009 (UNAUDITED)

	Value Fund	Income Fund
Investment Income:
Dividends (net of foreign witholding taxes of $11,872 and $0, respectively)	$ 766,200	$ 10,491
Interest	9,237	323,163
Total Investment Income	775,437	333,654

Expenses:
Advisory Fees (Note 4)	488,341	45,578
Distribution Fees	129,878	14,424
Transfer Agent and Fund Accounting Fees	29,101	15,345
Custody Fees	15,398	4,161
Registration Fees	13,277	14,077
Audit Fees	7,909	8,554
Insurance Fees	7,054	6,054
Legal Fees	5,430	5,732
Miscellaneous Fees	3,754	1,010
Printing and Mailing Fees	6,546	5,459
Trustee Fees	500	500
Total Expenses	707,188	120,894
Fees Waived and Reimbursed by the Advisor (Note 4)	-	(57,430)
Net Expenses	707,188	63,464

Net Investment Income	68,249	270,190

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	169,024	25,069
Net Change in Unrealized Appreciation/Depreciation on Investments	17,339,406	821,307
Net Realized and Unrealized Gain on Investments	17,508,430	846,376

Net Increase in Net Assets Resulting from Operations	$17,576,679	$ 1,116,566

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)	For the
	Six Months	Year
	Ended	Ended
	10/31/2009	4/30/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 68,249	$ 210,698
Net Realized Gain (Loss) on Investments	169,024	(11,189,644)
Net Change in Unrealized Appreciation/Depreciation on Investments	17,339,406	(23,415,610)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,576,679	(34,394,556)

Distributions to Shareholders from:
Net Investment Income	-	(216,487)
Realized Gains	-	(384,866)
Net Change in Net Assets from Distributions	-	(601,353)

Capital Share Transactions:
Proceeds from Sale of Shares	53,338,903	85,642,758
Shares Issued on Reinvestment of Dividends	-	589,865
Cost of Shares Redeemed	(14,320,806)	(43,200,771)
Net Increase from Shareholder Activity	39,018,097	43,031,852

Net Assets:
Net Increase in Net Assets	56,594,776	8,035,943
Beginning of Period	69,416,882	61,380,939
End of Period (Including Accumulated Undistributed Net
Investment Income of $88,599 and $20,350, respectively)	$126,011,658	$69,416,882

Share Transactions:
Shares Sold	3,088,650	4,644,266
Shares Issued on Reinvestment of Dividends	-	40,906
Shares Redeemed	(849,612)	(2,602,702)
Net Increase in Shares	2,239,038	2,082,470
Outstanding at Beginning of Period	4,521,192	2,438,722
Outstanding at End of Period	6,760,230	4,521,192

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)	For the
	Six Months	Year
	Ended	Ended
	10/31/2009	4/30/2009
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 270,190	$ 443,649
Net Realized Gain (Loss) on Investments	25,069	(726,101)
Net Change in Unrealized Appreciation/Depreciation on Investments	821,307	(71,587)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,116,566	(354,039)

Distributions to Shareholders:
Net Investment Income	(267,575)	(437,520)
Net Change in Net Assets from Distributions	(267,575)	(437,520)

Capital Share Transactions:
Proceeds from Sale of Shares	1,780,766	1,745,067
Shares Issued on Reinvestment of Dividends	232,681	390,189
Cost of Shares Redeemed	(741,786)	(1,199,443)
Net Increase from Shareholder Activity	1,271,661	935,813

Net Assets:
Net Increase in Net Assets	2,120,652	144,254
Beginning of Period	10,594,788	10,450,534
End of Period (Including Accumulated Undistributed Net
Investment Income of $33,223 and $30,608, respectively)	$12,715,440	$ 10,594,788

Share Transactions:
Shares Sold	185,788	193,554
Shares Issued on Reinvestment of Dividends	24,319	42,982
Shares Redeemed	(78,336)	(130,870)
Net Increase in Shares	131,771	105,666
Outstanding at Beginning of Period	1,179,282	1,073,616
Outstanding at End of Period	1,311,053	1,179,282

The accompanying notes are an integral part of these financial statements.

CROFT VALUE FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

(Unaudited)
Six Months
	Ended
	October 31,	For the Years Ended April 30,
	2009	2009	2008	2007	2006	2005

Net Asset Value, at Beginning of Period	$15.35	$ 25.17	$24.27	$21.94	$18.57	$17.62

Income (Loss) From Investment Operations:
Net Investment Income *	0.01	0.06	0.08	0.13	0.03	0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	3.28	(9.72)	1.72	3.27	4.80	1.65
Total from Investment Operations	3.29	(9.66)	1.80	3.40	4.83	1.73

Distributions:
Net Investment Income	-	(0.06)	(0.08)	(0.11)	(0.06)	(0.06)
Realized Gains	-	(0.10)	(0.82)	(0.96)	(1.40)	(0.72)
Total from Distributions	-	(0.16)	(0.90)	(1.07)	(1.46)	(0.78)

Proceeds from Redemption Fees	-	-***	-	-	-	-

Net Asset Value, at End of Period	$ 18.64	$ 15.35	$ 25.17	$ 24.27	$ 21.94	$ 18.57

Total Return **	21.43%	(38.35)%	7.28%	15.86%	26.77%	10.01%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$126,012	$ 69,417	$61,381	$21,969	$11,024	$ 7,341
Before Waivers
Ratio of Expenses to Average Net Assets ****	1.36%	1.46%	1.57%	1.66%	1.76%	2.01%
Ratio of Net Investment Income (Loss) to Average Net Assets ****	0.13%	0.33%	0.22%	0.43%	(0.12)%	(0.10)%
After Waivers
Ratio of Expenses to Average Net Assets ****	1.36%	1.46%	1.48%	1.50%	1.50%	1.50%
Ratio of Net Investment Income to Average Net Assets ****	0.13%	0.33%	0.31%	0.59%	0.13%	0.41%
Portfolio Turnover	5.24%	15.49%	24.20%	19.46%	21.97%	47.54%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** Proceeds from redemption fees were less than $0.005 per share.

**** Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CROFT INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

(Unaudited)
Six Months
	Ended
October 31,		For the Years Ended April 30,
	2009	2009	2008	2007	2006	2005

Net Asset Value, at Beginning of Period	$ 8.98	$ 9.73	$10.07	$ 9.98	$ 10.21	$10.12

Income (Loss) From Investment Operations:
Net Investment Income *	0.22	0.41	0.50	0.53	0.49	0.45
Net Gain (Loss) on Securities (Realized and Unrealized)	0.71	(0.76)	(0.34)	0.08	(0.24)	0.09
Total from Investment Operations	0.93	(0.35)	0.16	0.61	0.25	0.54

Distributions:
Net Investment Income	(0.21)	(0.40)	(0.50)	(0.52)	(0.48)	(0.45)
Realized Gains	0.00	0.00	0.00	0.00	0.00	0.00
Total from Distributions	(0.21)	(0.40)	(0.50)	(0.52)	(0.48)	(0.45)

Net Asset Value, at End of Period	$ 9.70	$ 8.98	$ 9.73	$ 10.07	$ 9.98	$10.21

Total Return **	10.44%	(3.58)%	1.63%	6.27%	2.43%	5.42%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$12,715	$10,595	$10,451	$11,021	$10,040	$8,786
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets ****	2.09%	2.04%	1.97%	1.66%	1.67%	1.68%
Ratio of Net Investment Income to Average Net Assets ****	3.68%	3.50%	4.17%	4.71%	4.28%	3.79%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets ****	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income to Average Net Assets ****	4.68%	4.43%	5.04%	5.27%	4.85%	4.36%
Portfolio Turnover	6.78%	16.70%	5.03%	15.04%	14.61%	1.76%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

**** Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CROFT FUNDS

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2009 (UNAUDITED)

Note 1. Organization

The Croft Value Fund (the “Value Fund”) and the Croft Income Fund (the “Income Fund”) were organized as managed portfolios of the Croft Funds Corporation (the “Corporation”) under the laws of the State of Maryland pursuant to Articles of Incorporation dated July 20, 1994, and are registered under the Investment Company Act of 1940, as amended (“the Act”), as diversified, open-end investment companies. The Funds commenced operations on May 4, 1995. The Value Fund’s investment objective is to seek growth of capital.  It invests primarily in common stocks of companies believed by Croft-Leominster, Inc. (the “Advisor”) to be undervalued and have good prospects for capital appreciation.  The Income Fund seeks a high level of current income with moderate risk to principal. The Advisor seeks to achieve this by investing primarily in a diversified portfolio of U.S. traded investment grade fixed-income securities.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: Each Funds’ policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required. Federal income tax loss carryforwards generated in prior years will be used to offset a portion of current year’s net realized gains.

As of and during the six months ended October 31, 2009 the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the statement of operations.  During the period, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by the U.S. Federal tax authorities for tax years before 2006.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net

CROFT FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2009 (UNAUDITED)

assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds. No reclassifications were made during the six months ended October 31, 2009.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other: The Funds record security transactions on the trade date. The highest cost method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and rates.

Subsequent Events: Subsequent events have been evaluated through December 30, 2009, which is the date the financial statements were issued.  Subsequent events have not been evaluated after this date.

Note 3. Security Valuations – As described in Note 2, all investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:  A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs, closed end mutual funds, and real estate investment trusts) - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy.

Money market mutual funds, are generally priced at the ending NAV provided by service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities - Fixed income securities such as corporate bonds and U.S. Government Securities when valued using market quotations in an active market, will be categorized as Level 1 securities.  However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of dept securities without regard to sale or bid prices.  These securities will generally be categorized as Level 2 securities.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.  These securities will be categorized as Level 3 securities.

When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Funds (if any) are reviewed by the Board of Trustees on a quarterly basis. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. These securities are categorized as level 2 or level 3, when appropriate.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of October 31, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$114,385,117	$0	$0	$114,385,117
U.S. Government Obligations	703,117	0	0	703,117
Cash Equivalents	13,773,083	0	0	13,773,083
Total	$128,861,317	$0	$0	$128,861,317

The following table summarizes the inputs used to value the Income Fund’s assets measured at fair value as of October 31, 2009:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Closed End Mutual Funds	$255,491	$0	$0	$255,491
Corporate Bonds	0	10,390,712	0	10,390,712
Cash Equivalents	1,906,096	0	0	1,906,096
Total	$2,161,587	$10,390,712	$0	$12,552,299

Neither Fund held any Level 3 assets during the six months ended October 31, 2009. For more detail on the investments in common stocks please refer to the Schedule of Investments.

Note 4. Investment Advisory Fee and Other Transactions with Affiliates

The Funds retain the Advisor as their investment advisor.  Under the terms of the management agreement, subject to such policies as the Board of Directors of the Corporation may determine, the Advisor, at its expense, will continuously furnish an investment program for the Funds, will make investment decisions on behalf of the Funds, and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions. Pursuant to the management agreement and subject to the general oversight of the Board of Directors, the Advisor also manages, supervises and conducts the other affairs and business of the Funds, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Funds.  For the Advisor’s services, the Funds pay a fee, computed daily and payable monthly at the annual rate of 0.94% of the Value Fund’s average daily net assets and at the annual rate of 0.79% of the Income Fund’s average daily net assets.

For the six months ended October 31, 2009, the Advisor earned fees from the Value Fund of $488,341 before the waiver/reimbursement described below. Through August 30, 2010, the Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Value Fund to limit the overall expense ratio to 1.47% (excluding brokerage commissions underlying fund fees and expenses and extraordinary expenses) of the Value Fund’s average net assets. The Advisor was not required to waive or reimburse fees for the six months ended 10/31/2009.  At October 31, 2009, the Value Fund owed the Advisor $106,575.

For the six months ended October 31, 2009, the Advisor earned fees from the Income Fund of $45,578 before the waiver/reimbursement described below.  Through August 30, 2010, the Advisor has contractually agreed to waive management fees and/or reimburse expenses to the Income Fund to limit the overall expense ratio to 1.10% (excluding brokerage commissions, underlying fund fees and expenses and extraordinary expenses) of the Income Fund’s average net assets.  The Advisor waived and reimbursed fees in the amount of $57,430 for the six months ended October 31, 2009. At October 31, 2009 the Advisor owed the Income Fund $11,852.

Pursuant to a plan of distribution, the Funds may pay a distribution fee of up to 0.25% of the average daily net assets to broker-dealers for distribution assistance and to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors as compensation for services rendered or expenses incurred in connection with distribution assistance.  For the six months ended October 31, 2009, the Value Fund and the Income Fund incurred distribution fees of $129,878 and $14,424, respectively.

A director and certain officers of the Corporation are also officers and owners of the Advisor. Each “non-interested” Director is entitled to receive an annual fee of $1,500 plus expenses for services related to the Corporation.

Note 5. Capital Share Transactions

At October 31, 2009, there were 30,000,000, $0.001 par value shares of capital stock authorized for the Croft Funds Corporation (which includes the Value Fund and the Income Fund), and paid in capital amounted to $137,578,140 for the Value Fund and $12,833,397 for the Income Fund.

Note 6. Investments

Value Fund

For the six months ended October 31, 2009, the cost of purchases and the proceeds from sales, other than U.S. Government Securities and short-term securities, aggregated $35,705,322 and $4,833,390, respectively. For the six months ended October 31, 2009, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $701,526 and $0, respectively. For federal income tax purposes, as of October 31, 2009, the gross unrealized appreciation for all securities totaled $14,980,769 and the gross unrealized depreciation for all securities totaled $15,554,835, for a net unrealized depreciation of $574,066.  The aggregate cost of securities for federal income tax purposes at October 31, 2009 was $129,435,383.

Income Fund

For the six months ended October 31, 2009, the cost of purchases and the proceeds from the sales, other than U.S. Government securities and short-term securities, aggregated $1,241,941 and $693,004, respectively.  For the six months ended October 31, 2009, the cost of purchases and the proceeds from sales of U.S. Government securities aggregated $0 and $0, respectively.  For federal income tax purposes, as of October 31, 2009, the gross unrealized appreciation for all securities totaled $895,374 and the gross unrealized depreciation for all securities totaled $63,371, for a net unrealized appreciation of $832,003.  The aggregate cost of securities for federal income tax purposes at October 31, 2009 was $11,720,296.

The difference between book cost and tax cost represents the difference between the original cost and market value of portfolio securities at the time of conversion from a partnership to a regulated investment company on May 4, 1995.

Note 7. Distributions to Shareholders

VALUE FUND

The Value Fund makes distributions annually. During the six months ended October 31, 2009, no distributions were paid from net investment income, short-term capital gains and long-term capital gains.

The tax character of distributions paid during the fiscal year ended April 30, 2009 are as follows:

Distributions paid from:                                 4/30/2009

Ordinary Income                                              $216,487

Long Term Capital Gain                                    384,866

                                                                         $601,353

INCOME FUND

The Income Fund makes quarterly income distributions. During the six months ended October 31, 2009, distributions of $0.21 per share, or $267,575 in the aggregate, were declared and paid from net investment income.

The tax character of distributions paid during the fiscal year ended April 30, 2009 are as follows:

Distributions paid from:	April 30, 2009
Ordinary Income	$ 437,520
$ 437,520

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, or more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (a) of the Act.  As of October 31, 2009, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 73% of the voting securities of the Value Fund and may be deemed to control the Value Fund.

CROFT FUNDS

EXPENSE ILLUSTRATION

OCTOBER 31, 2009 (UNAUDITED)

Expense Example

As a shareholder of the Croft Funds, you incur two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution and /or Service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2009 through October 31, 2009.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Value Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	5/1/2009	10/31/2009	5/1/2009 to 10/31/ 2009
Actual	$1,000.00	$1,214.33	$7.59
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.35	$6.92
* Expenses are equal to the Value Fund's annualized expense ratio of 1.36%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CROFT FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

OCTOBER 31, 2009 (UNAUDITED)

		Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	May 1, 2009	10/31/2009	5/1/2009 to 10/31/2009
Actual	$1,000.00	$1,104.39	$5.83
Hypothetical(5% Annual
Return before expenses)	$1,000.00	$1,019.66	$5.60
* Expenses are equal to the Income Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

CROFT FUNDS

ADDITIONAL INFORMATION

OCTOBER 31, 2009 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 746-3322 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on July 31 and January 31. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-800-746-3322.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes information about the Directors and is available without charge upon request, by calling toll free at 1-800-746-3322.

Advisory Agreement Renewal

For the meeting held on June 22, 2009, the majority of the independent directors voted in-person to unanimously renew the Advisory Agreement between the Corporation and Croft-Leominster, Inc. for another year.  The Board reviewed written materials from the Advisor (the “Report”) that had been requested on their behalf by Fund counsel and included in the Board meeting materials.

For the investment performance of the Funds, the Directors reviewed information provided in a report regarding each Fund’s performance for various periods since inception of the Fund compared to an appropriate index.  The Board also reviewed the performance of the Value Fund and the Income Fund as compared to a group of similar mutual funds (the “Peer Group”).  A representative of the Advisor described the method used for selecting the respective Peer Groups and indicated that each includes all funds of similar strategy and size with at least a five year track record and for which all relevant information was available on the Bloomberg System. It was the consensus of the Directors that the Advisor had performed well in the area of portfolio management for the Funds relative to their respective Peer Group and index.

CROFT FUNDS

ADDITIONAL INFORMATION (CONTINUED)

OCTOBER 31, 2009 (UNAUDITED)

As for the cost of the services provided by the Advisor, the Directors reviewed information regarding the cost of the services provided by the Advisor to the Funds, including information regarding salaries, overhead and other expenses of the Advisor.  The Directors reviewed the fees charged by the Advisor compared to other mutual funds and discussed the reasonableness of the total expense ratio of the Funds especially considering the excellent performance of the Value Fund.  The Directors further noted that the Advisor was waiving most of the management fee for the Income Fund and agreed that the total expense ratio was reasonable in light of the size of the Income Fund.  A representative of the Advisor reviewed the contractual fee cap agreement and noted that the current fee cap of 1.48% for the Value Fund and 1.10% for the Income Fund would be extended through August 30, 2010.  He noted that 12b-1 fees are included in the contractual fee cap and that no vote was required for the continuance of the fee cap agreement..  The Board considered the fact that the Advisor has been reimbursing expenses to maintain total expenses at current levels. The Directors concluded that the fees required by the Management Agreement were reasonable.

As to the Advisor’s profitability, the Directors reviewed the information in the Report regarding profitability, noting that the Advisor’s operating margin for the current year as a percentage appeared to have increased over last year, but not excessive when considered as a dollar amount.  The Directors further noted that past losses incurred by the Advisor should be taken into account.  Overall, following discussion, the Directors concluded that the Advisor’s profitability was reasonable.  As for economies of scale and whether fee levels reflect those economies of scale, these were not factors considered relevant by the Board because of the small size of the Funds.  However, the Advisor noted it would consider passing on economies of scale to shareholders in the future.

As to the nature, extent and quality of the services provided by the Advisor, the Directors reviewed information regarding the Advisor’s business operations and personnel.  The Directors also reviewed certifications from the Advisors regarding compliance with the Advisor’s code of ethics.  The Directors concluded that the nature and extent of services required of the Advisor were reasonable and consistent with the Board’s expectations.   The Directors concluded that the Advisor has the resources to provide high quality advisory services to the Funds.  The Board discussed various criteria in evaluating the Advisor, including performance, fees, service, the lack of excessive profitability, and the opportunities for economies of scale.  Having come to the conclusion that the Advisor compared favorably based on all five criteria, and upon motion duly made, the Directors unanimously approved the continuance of the Investment Management Agreement between the Corporation and Croft-Leominster, Inc. for an additional year.

                                                                                    1-800-746-3322

                 This report is provided for the general information of the shareholders of the Croft Value Fund and Croft Income Fund. This report is not intended for distribution to prospective investors in these Funds, unless preceded or accompanied by an effective Prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of December 29, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft, CEO

*Kent Croft CEO

Date January 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Kent Croft, CEO

*Kent Croft CEO

Date January 11, 2010

By Phillip Vong, Treasurer

*Phillip Vong, Treasurer

Date January 11, 2010

* Print the name and title of each signing officer under his or her signature.